Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014 [1]	Sep. 30, 2015	Sep. 30, 2014 [1]	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net income from continuing operations	$ 3,330	$ 2,271	$ 8,074	$ 6,128	$ 8,210	$ 7,012
Less: preferred stock dividends	118	116	367	352	470	441
Income available to common shareholders for basic EPS	$ 3,212	$ 2,155	$ 7,707	$ 5,776	$ 7,740	$ 6,572
Average number of common shares issued	6,545	5,248	6,428	5,247	5,247	5,207
Less: weighted average treasury shares	410	380	410	365	376	289
Less: weighted average nonvested equity incentive plan shares	401	404	383	417	402	399
Weighted average number of common shares outstanding	5,734	4,464	5,635	4,465	4,469	4,519
Effect of dilutive options	124	115	119	118	112	3
Weighted average number of common shares outstanding used to calculate diluted earnings per common share	5,858	4,579	5,754	4,583	4,581	4,522
Scenario, Previously Reported
Earnings Per Share [Abstract]
Net income from continuing operations					$ 8,210	$ 7,013

[1]	Adjusted for 10-for-1 stock split on April 4, 2014